TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carry-forward	$ 34,708	$ 41,781
Reserves and allowances	4,195	8,916
Net deferred tax assets before valuation allowance	38,903	50,697
Less - Valuation allowance	(32,217)	(39,090)
Deferred tax asset	6,686	11,607
Deferred tax liability	(389)	(473)
Domestic Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	5,013	7,849
Foreign Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	1,673	3,758
Deferred tax liability	$ (389)	$ (473)